Significant Accounting Policies and Practices - Schedule of Relevant Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	$ 105,705
Total assets	105,705	$ 67,676
Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	15,756,076	108,965
Assets:
Intangible assets	7,683,050	103,550
Goodwill	8,073,026	5,415
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities	105,705
Total assets	105,705	67,676
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Assets:
Intangible assets
Goodwill
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Quoted Prices for Similar Assets or Liabilities in Active Markets (Level 2) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets
Assets:
Intangible assets
Goodwill
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Recurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Marketable securities
Total assets
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Nonrecurring [Member]
Schedule of Relevant Assets and Liabilities [Line Items]
Total assets	15,756,076	108,965
Assets:
Intangible assets	7,683,050	103,550
Goodwill	$ 8,073,026	$ 5,415